SCHEDULE OF CONSIDERATION TRANSFERRED (Details) - Discontinued operations [member]	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Net liabilities disposed of	$ (6,433,303)
Gain on disposal	6,433,304
Total consideration	1
Cash	1
Total consideration transferred	$ 1